Earnings per common share - € / shares shares in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share
Basic (in euros per share)	[1]	€ 0.84	€ 0.68	€ 1.59	€ 1.55
Diluted (in euros per share)	[1]	€ 0.83	€ 0.67	€ 1.57	€ 1.51
Number of shares
Denominator for basic earnings per share – weighted-average shares outstanding (in shares)		1,910.2	1,968.7	1,918.9	1,960.1
Denominator for diluted earnings per share – adjusted weighted-average shares after assumed conversions (in shares)		1,935.4	2,006.8	1,945.4	2,001.0

[1]	Earnings were adjusted by € 748 million before tax for the second quarter of 2026 and by € 796 million before tax for the first six months of 2026 for coupons paid on
Additional Tier 1 notes. For the second quarter of 2025 and for the first six months of 2025 earnings were adjusted by € 728 million before tax for coupons paid on
Additional Tier 1 Notes. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33.